Note 4 - Short-term Notes Payable (Details Textual) - USD ($)		2 Months Ended		3 Months Ended		12 Months Ended		27 Months Ended
	Aug. 31, 2015	May 31, 2015	May 30, 2015	Mar. 31, 2016	Sep. 30, 2014	Dec. 31, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 09, 2014	Jul. 31, 2014	Jun. 30, 2014	Feb. 28, 2014	Jan. 31, 2014
The 2014 Convertible Notes [Member] | SOK Partners LLC [Member]
Debt Instrument, Face Amount					$ 122,196
Proceeds from Convertible Debt					$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					218
The 2014 Convertible Notes [Member]
Debt Instrument, Face Amount					$ 1,800,000
Debt Instrument Reduced Face Amount					1,600,000				$ 1,603,260
Proceeds from Convertible Debt					$ 1,475,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,851
Percentage Reduction to Debt Instrument Face Amount									11.00%
Percentage Reduction to Number of Warrants									11.00%
The 2015 Convertible Notes [Member]
Debt Instrument, Face Amount		$ 275,000	$ 275,000
Proceeds from Convertible Debt		$ 250,000	$ 250,000
Class of Warrant or Right Issued During Period		0	0
The Convertible Notes [Member]
Debt Instrument, Face Amount							$ 933,073
Debt Conversion, Converted Instrument, Amount							$ 927,663	$ 927,663
Debt Instrument, Redemption Price, Percentage				140.00%		140.00%
Debt Instrument Redemption Principal Amount	$ 933,074
Debt Instrument Redemption Premium Percentage	40.00%
Debt Instrument Redemption Price	$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates	$ 167,031
Short-term Debt						$ 0		$ 0
SOK Partners LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									194		218
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												862	862
Percentage Reduction to Number of Warrants					11.00%				11.00%	11.00%